Benefit Expenses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
U.S Defined Contribution Plan Matching Contributions		100.00%
Defined Contribution Plan, matching contribution expenses		$ 13	$ 11	$ 14
Benefit Expenses
Settlements and curtailments	$ (25)	(23)	0	$ 0
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
defined benefit plan, lump sum payout, participant elections				70.00%
Settlements				$ 408
Settlements		354
Benefit Expenses
Interest cost		43	47	70
Expected return on plan assets		(54)	(62)	(79)
Settlements and curtailments		(23)	0	$ 9
Amortization of:
Visteon sponsored plan net pension expense/(income)		$ (34)	$ (15)
Discount rate for expense		4.75%	3.95%	4.85%
Assumed long-term rate of return on assets		7.00%	7.00%	7.00%
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements			$ 1
Benefit Expenses
Service cost		$ 25	23	$ 18
Interest cost		31	27	28
Expected return on plan assets		(22)	(18)	(18)
Settlements and curtailments		(2)	(1)	4
Amortization of:
Losses and other		3	3
Visteon sponsored plan net pension expense/(income)		$ 35	$ 34	$ 32
Discount rate for expense		4.30%	4.10%	5.70%
Rate of increase in compensation		3.55%	3.45%	3.70%
Assumed long-term rate of return on assets		5.10%	4.75%	5.05%
Successor [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements				$ 301
Restructuring Charges [Member] | United States Pension Plan of US Entity [Member]
Amortization of:
Special termination benefits			$ 1	$ 1